Fair value measurements and financial risk management - Narrative (Details)		1 Months Ended	12 Months Ended
	Jan. 18, 2022 USD ($) note	Dec. 31, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Fair value measurements and financial risk management
Transfers between fair value levels			$ 0	$ 0
Notes payable outstanding			$ 568,620,000	$ 587,767,000
Revenue Benchmark | Product Concentration Risk | Retail Dispensaries
Fair value measurements and financial risk management
Concentration risk percentage			77.00%	81.00%
Senior Secured Notes – 2026
Fair value measurements and financial risk management
Gross proceeds		$ 475,000,000
Notes payable outstanding			$ 460,000,000	$ 475,000,000
Bloom Notes
Fair value measurements and financial risk management
Gross proceeds	$ 160,000,000
Notes payable outstanding			76,500,000	107,500,000
Number of notes | note	3
Carrying value
Fair value measurements and financial risk management
Debt, fair value			568,600,000	587,800,000
Fair value
Fair value measurements and financial risk management
Debt, fair value			560,000,000.0	530,900,000
Foreign exchange rates | Hedging instrument
Fair value measurements and financial risk management
Notional amount			$ 0	$ 0
EMMAC | Regulatory approval for recreational cannabis | Discount rate
Fair value measurements and financial risk management
Contingent consideration, measurement input			0.086	0.131
NGC | Discount rate
Fair value measurements and financial risk management
Contingent consideration, measurement input			0.081
Four20 Pharma GmbH | Second tranche of share issue | Discount rate
Fair value measurements and financial risk management
Debt, measurement input				0.135